Intangible Assets, Net (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 MOP (MOP$)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 MOP (MOP$)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 MOP (MOP$)
Related Party Transaction [Line Items]
Proceeds from related party	$ 2,060,842				$ 1,368,417
Total contract amount	701,835			MOP$ 5,665,000
Amortization expense	$ 245,365	$ 192,882
Fintech Solution [Member]
Related Party Transaction [Line Items]
Proceeds from related party								$ 1,158,243	MOP$ 9,270,000
Blackchain System [Member]
Related Party Transaction [Line Items]
Proceeds from related party						$ 212,008	MOP$ 1,699,500